Investment Properties (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Investment properties (Textual)
Fair value measurements of investment properties, description	For the next five years the Group considered an average exchange rate Ps./USD with increasing trend that begins at Ps. 38.05 for to the year ended June 30, 2019, arriving at Ps. 72.16. Over the long term, the model assumes a nominal depreciation rate of the peso of 5.7%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.5% and leveling off at around 8% in five years.	For the next 5 years the Group considered an average exchange rate Ps./USD with increasing trend that begins at Ps. 19.51 for to the year ended June 30, 2018, arriving at Ps. 49.05. Over the long term, the model assumes a nominal depreciation rate of the peso of 5.6%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 25.0% and leveling off at around 8% in 5 years.
Advance rent received	$ 82,300	$ 54,300
Costs [Member]
Investment properties (Textual)
Depreciation charges on investment properties	$ 8,900	$ 7,840